Summary of Significant Accounting Policies - Schedule of Property and Equipment Expected Useful Lives and Estimated Residual Values (Details)	Sep. 30, 2025 USD ($)
Buildings [Member]
Property, Plant and Equipment [Line Items]
Residual value
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	33 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	39 years
Machinery & equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Residual value
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Residual value
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years
Residual value
Software [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Residual value
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Residual value
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lesser of lease term or economic life